Share Based Compensation - Nonvested Share Activity (Details) - $ / shares	12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016
Share-based Compensation Arrangement by Share-based Payment Award, Options, Nonvested, Number of Shares [Roll Forward]
Nonvested at beginning of period	4,300,000	5,931,000	6,840,000
Granted (shares)	1,380,000	1,039,000	1,221,000
Vested (shares)	(2,180,000)	(2,002,000)	(1,891,000)
Forfeited (shares)	(165,000)	(668,000)	(239,000)
Nonvested at end of period	3,335,000	4,300,000	5,931,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Nonvested, Weighted Average Grant Date Fair Value [Abstract]
Weighted average grant date fair value, nonvested, beginning balance (in dollars per share)	$ 1.36	$ 1.15	$ 0.95
Weighted average grant date fair value, granted (in dollars per share)	7.91	2.12	1.97
Weighted average grant date fair value, vested (in dollars per share)	1.20	1.23	0.94
Weighted average grant date fair value, forfeited (in dollars per share)	3.27	1.00	1.23
Weighted average grant date fair value, nonvested, ending balance (in dollars per share)	$ 4.11	$ 1.36	$ 1.15